STROOCK & STROOCK & LAVAN LLP

180 Maiden Lane

New York, New York 10038-4982

December 14, 2009	Nicole M. Runyan Direct Dial 212.806.6443 Direct Fax 212.806.7143 nrunyan@stroock.com

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Attention: Keith A. O’Connell, Esq. and Laura Hatch

Re:	Cohen & Steers Quality Income Realty Fund, Inc.
Registration Statement on Form N-14 8C (File Nos.: 333-160355; 811-10481)

Ladies and Gentlemen:

On behalf of Cohen & Steers Quality Income Realty Fund, Inc. (“RQI”), transmitted herewith for filing with the Securities and Exchange Commission (the “SEC”) is Post-Effective Amendment No. 1 (“Amendment No. 1”) to RQI’s Registration Statement on Form N-14 8C (the “Registration Statement”). Amendment No. 1 contains a Prospectus/Proxy Statement that includes a proposal to the stockholders of Cohen & Steers Worldwide Realty Income Fund, Inc. (“RWF”) to approve a merger of RWF with and into RQI.

Amendment No. 1 is marked to reflect changes from the definitive version of a combined Prospectus/Proxy Statement filed with the SEC on August 25, 2009 pursuant to Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”). The combined Prospectus/Proxy Statement contained separate proposals to the stockholders of Cohen & Steers Advantage Income Realty Fund, Inc. (“RLF”) and Cohen & Steers Premium Income Realty Fund, Inc. (“RPF”), as well as RWF and RQI to approve a merger of each of RLF, RPF and RWF with and into RQI (the “Mergers”).

Background: The joint special meeting of stockholders (the “Meeting”) of RLF, RPF, RWF and RQI was held on October 22, 2009, and adjourned until November 24, 2009, in order to provide additional time to solicit votes in favor of the Mergers. The stockholders of RLF, RPF and RQI approved their respective Merger (Mergers, for RQI) at the adjourned Meeting on November 24, 2009. The Mergers of RLF and RPF with and into RQI will be consummated on December 18, 2009. Although a majority of the votes submitted by RWF’s stockholders were in favor of the proposed Merger, RWF failed to achieve a sufficient number of votes to approve the Merger as of November 27, 2009, which was the last date the Meeting could be adjourned without having to establish a new record date in order to continue to solicit stockholder votes under applicable state law.

The Board of Directors of RWF has determined that the proposed Merger continues to be in the best interests of RWF and its stockholders and, as such, has set a new record date and reconvened Meeting date. As the other Mergers have been approved and consummated, and RQI’s stockholders have approved the Merger with RQF, the Prospectus/Proxy Statement filed as part of Amendment No. 1 will only be mailed to stockholders of RWF as of the new record date.

Request for Selective Review: To attempt to avoid running out of time to solicit stockholder votes prior to the financial information contained in the Prospectus/Proxy Statement becoming stale or having to set another new record date in 2010, RWF would like to have Amendment No. 1 declared effective by the SEC pursuant to its authority under Section 8(c) of the Securities Act during the week of January 4, 2010. As such, we are requesting selective review of Amendment No. 1 by the staff of the SEC.

Amendment No. 1 has been revised to (i) update the financial information contained in the Prospectus/Proxy Statement, including pro forma financial statements, (ii) remove, as appropriate, information relevant only to stockholders of RLF and RPF and (iii) remove Proposal 2 (increase in the number of shares of authorized capital stock) and Proposal 3 (conversion of certain investment restrictions from fundamental to non-fundamental policies) that were included in the combined Prospectus/Proxy Statement, as RQI’s stockholders approved both Proposals on November 24, 2009. No other material revisions have been made.

RQI’s Tandy representation is filed herewith. RQI will file an acceleration request as correspondence with the SEC upon further discussions with the SEC’s staff.

Please direct any comments and questions concerning Amendment No. 1 to me at 212.806.6443 (nrunyan@stroock.com) or, in my absence, to Janna Manes at 212.806.6141 (jmanes@stroock.com).

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

cc:	Janna Manes, Esq.
Tina M. Payne, Esq.

December 14, 2009

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attention: Keith A. O’Connell, Esq. and Laura Hatch

Re:	Cohen & Steers Quality Income Realty Fund, Inc.
Registration Statement on Form N-14 8C
File Numbers: 333-160355; 811-21485

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant acknowledges the following:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By:	/s/ Francis C. Poli
Francis C. Poli
Secretary